Cover	Jun. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 07, 2023
Entity File Number	001-35850
Entity Registrant Name	Tingo Group, Inc.
Entity Central Index Key	0000854800
Entity Tax Identification Number	27-0016420
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	28 West Grand Avenue
Entity Address, Address Line Two	Suite 3
Entity Address, City or Town	Montvale
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07645
City Area Code	201
Local Phone Number	225-0190
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false